Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000254671 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Muni Active ETF
Class Name	iShares High Yield Muni Active ETF
Trading Symbol	HIMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Muni Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Active ETF	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 3.82%.
  For the same period, the Bloomberg Municipal Bond Index returned 4.17%, the Bloomberg Municipal High Yield Bond Index returned 2.77% and the High Yield Customized Reference Benchmark returned 3.23%.
What contributed to performance?
Positive contributions to the Fund’s performance for the period were highlighted by holdings of Puerto Rico Contingent Value Instruments and Puerto Rico Electric Power Authority bonds, along with holdings of hospital issues.
What detracted from performance?
The Fund’s longer duration stance detracted modestly from overall performance, however this positioning was additive towards the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	3.82%	2.74%	3.68%
Bloomberg Municipal Bond Index	4.17	1.16	2.42
Bloomberg Municipal High Yield Bond Index	2.77	3.02	4.39
High Yield Customized Reference Benchmark	3.23	2.48	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,271,670,039
Holdings Count | Holding	853
Advisory Fees Paid, Amount	$ 7,045,393
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,271,670,039
Number of Portfolio Holdings	853
Net Investment Advisory Fees	$7,045,393
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Health	12.5%
Transportation	12.0%
Corporate	10.7%
Education	9.3%
State	8.2%
Housing	7.1%
Tobacco	5.6%
Utilities	4.9%
Construction & Engineering	0.2%
Ground Transportation	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	2.7%
AA/Aa	11.6%
A	6.2%
BBB/Baa	10.4%
BB/Ba	5.8%
B	9.7%
CCC/Caa	0.4%
N/R	53.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On  February 7, 2025, BlackRock High Yield Municipal Fund was reorganized into iShares High Yield Muni Active ETF, which has a fiscal year end of October 31.
The net expense ratio increased from the prior fiscal year primarily due to higher interest expenses and portfolio investment fees which were offset by a decrease in management fees.

Material Fund Change Name [Text Block]	On February 7, 2025, BlackRock High Yield Municipal Fund was reorganized into iShares High Yield Muni Active ETF, which has a fiscal year end of October 31.
Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to higher interest expenses and portfolio investment fees which were offset by a decrease in management fees.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports